Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing

Note 4 – Loan Servicing

Loans serviced for others are not included in the accompanying consolidated financial statements. The unpaid principal balance of loans serviced for others was $6,388,140 and $0 at December 31, 2011 and December 31, 2010, respectively. Unamortized cost of loan servicing rights included in accrued interest receivable and other assets on the consolidated balance sheet, for the years ended December 31, 2011 and 2010 are shown below:

	2011	2010
Balance, January 1	$—	$—
Amount capitalized	129,783	—
Amount amortized	5,963	—

Balance, December 31	$123,820	$—